Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of November 6, 2009 (the “Servicing Agreement”), between ENTERGY TEXAS, INC., as servicer and ENTERGY TEXAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the February 1, 2022 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
1.Allocation of Remittances as of Current Payment Date allocable to principal and interest:
a)Principal

Aggregate
i.	Tranche A-1	$ -
ii.	Tranche A-2	-
iii.	Tranche A-3	29,063,893.45
iv.	Total:	$ 29,063,893.45

b)Interest

Aggregate
i.	Tranche A-1	$ -
ii.	Tranche A-2	-
iii.	Tranche A-3	1,188,233.75
iv.	Total:	$ 1,188,233.75

2.Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):
a)Principal Balance Outstanding (as of the date of this certification):

Aggregate
i.	Tranche A-1	$ -
ii.	Tranche A-2	-
iii.	Tranche A-3	54,257,248.74
iv.	Total:	$ 54,257,248.74

b)Principal Balance to be Outstanding (following payment on Current Payment Date):

Aggregate
i.	Tranche A-1	$ -
ii.	Tranche A-2	-
iii.	Tranche A-3	25,193,355.29
iv.	Total:	$ 25,193,355.29

c)Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

		Aggregate
i.	Tranche A-1	$0.00
ii.	Tranche A-2	0.00
iii.	Tranche A-3	0.00
iv.	Total:	$0.00

3.All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:
a)Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))		$0
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$145,000.00
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$50,000.00
iv.	Independent Manager’s Fees:	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust SP Services Inc. Bank Name: M&T Bank ABA Number: 031100092 Account Number: 2460-3504 Ref. Invoice Number: DCM000000205729	$5,000.00
v.	Other Operating Expenses:	1. Richards, Layton & Finger Wire Instructions: Bank Name: M&T Bank ABA Number: 022000046 Account Number: 2264-1174 Ref. Invoice Number:	$0
		6. Deloitte & Touche LLP Wire instructions: Bank Name: Bank of America. US ACH: 011900571 US WIRE: 026009593 Swift Code: BOFAUS3N Account Name: Deloitte & Touche LLP Account Number: 385015866213 For invoice No: 8002137511	$85.000.00

vi.	Total of 3 a. i.-iv.:		$285,000.00

b)Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (3.a.v. above):	$285,000.00
ii.	Deposit to Capital Subaccount (to occur on payment date):	$0
iii.	Interest Earnings on Capital Subaccount to Entergy Texas Restoration Funding as of 1/21/2021**: Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$395.50
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	$0
v.	Withdraw from Excess Funds Subaccount (to occur on payment date)***:	$464,223.08
vi.	Withdraw from Capital Subaccount	$536,020.09
vii.	Total:	$1,285,638.67

**Interest is posted monthly on the second business day of the following month.

***This amount assumes that estimated remittances of $874,691.50 covering the period of January 22, 2022 – January 31, 2022 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be less/more if remittances to the General Subaccount are lower/higher than such estimated amount.

4.Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
a)Capital Subaccount

i.	Total as of 2/1/2022:	$2,193,579.91

b)Excess Funds Subaccount

i.	Total as of 2/1/2022:	$0

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25th day of January, 2022.
ENTERGY TEXAS, INC.,
as Servicer
By: /s/ Steven McNeal
    Name: Steven McNeal
Title: VP & Treasurer